Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	₩ 120,060	₩ 121,424
Increase	115,517	7,885
Utilization	(6,701)	(3,685)
Reversal	(2,554)	(3,296)
Changes in consolidation scope		(351)
Other	(275)	(1,917)
Ending balance	226,047	120,060
Current	145,953	50,016
Non-current	80,094	70,044
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	119,623	120,024
Increase	5,837	6,475
Utilization	(6,330)	(3,555)
Reversal	(1,272)	(1,053)
Changes in consolidation scope		(351)
Other	(275)	(1,917)
Ending balance	117,583	119,623
Current	37,502	49,579
Non-current	80,081	70,044
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	437	1,182
Increase	1,641	1,410
Utilization	(266)	(130)
Reversal	(1,282)	(2,025)
Ending balance	530	437
Current	530	437
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance		218
Increase	108,039
Utilization	(105)
Reversal		₩ (218)
Ending balance	107,934
Current	107,921
Non-current	₩ 13